August 16, 2024

Staff, U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price High Yield Fund, Inc. (the “Registrant”)
on behalf of the following series:

T. Rowe Price High Yield Fund (the “Acquiring Fund”)
File No.: 002-93707

On behalf of the Acquiring Fund, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) under Rule 488(a) under the Securities Act of 1933. The Registration Statement contains a proxy statement relating to the reorganization of the New America High Income Fund (“Acquired Fund”) into the Investor Class of the Acquiring Fund.

If you have any questions about this filing, please give me a call at 410-577-4847.

Sincerely,

/s/Sonia Kurian
Sonia Kurian, Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.